Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	SFr 12,760	SFr (8,542)	SFr 26,775
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(427)	40	117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,372)	14,286	(7,056)
Purchase of investment securities	(683)	(86)	(88)
Proceeds from sale of investment securities	255	14	14
Investments in subsidiaries and other investments	(547)	(1,094)	(1,403)
Proceeds from sale of other investments	1,772	1,970	1,737
Maturities of investment securities	853	422	363
(Increase)/decrease in loans	(12,500)	(13,674)	(3,745)
Proceeds from sale of loans	5,980	9,938	2,468
Capital expenditures for premises and equipment and other intangible assets	(1,095)	(1,068)	(1,164)
Proceeds from sale of premises and equipment and other intangible assets	30	1	55
Other, net	342	65	749
Net cash provided by/(used in) investing activities	(7,392)	10,814	(7,953)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	1,808	3,423	10,267
Increase/(decrease) in short-term borrowings	(2,990)	5,018	6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(2,052)	(5,251)	(14,525)
Issuances of long-term debt	33,172	43,556	52,984
Repayments of long-term debt	(43,851)	(62,554)	(47,132)
Issuances of common shares	0	4,253	725
Sale of treasury shares	11,693	12,034	16,167
Repurchase of treasury shares	(12,441)	(12,757)	(16,197)
Dividends paid/capital repayments	(666)	(590)	(493)
Other, net	181	77	377
Net cash provided by/(used in) financing activities	(15,146)	(12,791)	8,767
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	10	(827)	1,244
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(9,768)	(11,346)	28,833
Cash and due from banks at beginning of period	109,815	121,161	92,328
Cash and due from banks at end of period	100,047	109,815	121,161
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	564	90	(211)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(58)	488	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	8,793	5,673	0
Proceeds from sale of investment securities	0	0	0
Investments in subsidiaries and other investments	9	4,101	664
Proceeds from sale of other investments	(2)	3	44
Maturities of investment securities	(290)	0	0
(Increase)/decrease in loans	1,201	6,441	461
Proceeds from sale of loans	(1)	0	0
Capital expenditures for premises and equipment and other intangible assets	(106)	(118)	0
Proceeds from sale of premises and equipment and other intangible assets	(50)	(59)	0
Other, net	0	0	(1)
Net cash provided by/(used in) investing activities	9,496	16,529	1,168
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(807)	2,425	(762)
Increase/(decrease) in short-term borrowings	(5)	(489)	300
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	(8,941)	(14,046)	40
Repayments of long-term debt	297	90	0
Issuances of common shares		0	0
Sale of treasury shares	11,693	12,034	15,844
Repurchase of treasury shares	(11,684)	(12,127)	(15,742)
Dividends paid/capital repayments	10	7	145
Other, net	9	(3,891)	(760)
Net cash provided by/(used in) financing activities	(9,428)	(15,997)	(935)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(12)	10	3
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	620	632	25
Cash and due from banks at beginning of period	(211)	(843)	(868)
Cash and due from banks at end of period	409	(211)	(843)
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	(215)	(142)	(22)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(5)	(488)	0
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	(8,793)	(5,673)	0
Proceeds from sale of investment securities	0	0	0
Investments in subsidiaries and other investments	(10)	(4,101)	(710)
Proceeds from sale of other investments	4	0	0
Maturities of investment securities	290	0	0
(Increase)/decrease in loans	0	(5,336)	15
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	0	0
Net cash provided by/(used in) investing activities	(8,514)	(15,598)	(695)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	609	(2,189)	792
Increase/(decrease) in short-term borrowings	0	0	(300)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	8,805	14,035	0
Repayments of long-term debt	(290)	0	0
Issuances of common shares		4,253	725
Sale of treasury shares	0	0	323
Repurchase of treasury shares	(757)	(630)	(455)
Dividends paid/capital repayments	(661)	(584)	(493)
Other, net	829	433	93
Net cash provided by/(used in) financing activities	8,535	15,318	685
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	2	0	28
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(192)	(422)	(4)
Cash and due from banks at beginning of period	516	938	942
Cash and due from banks at end of period	324	516	938
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	12,411	(8,490)	27,008
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(364)	40	117
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(1,372)	14,286	(7,056)
Purchase of investment securities	(683)	(86)	(88)
Proceeds from sale of investment securities	255	14	14
Investments in subsidiaries and other investments	(546)	(1,094)	(1,357)
Proceeds from sale of other investments	1,770	1,967	1,693
Maturities of investment securities	853	422	363
(Increase)/decrease in loans	(13,701)	(14,779)	(4,221)
Proceeds from sale of loans	5,981	9,938	2,468
Capital expenditures for premises and equipment and other intangible assets	(989)	(950)	(1,164)
Proceeds from sale of premises and equipment and other intangible assets	80	60	55
Other, net	342	65	750
Net cash provided by/(used in) investing activities	(8,374)	9,883	(8,426)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	2,006	3,187	10,237
Increase/(decrease) in short-term borrowings	(2,985)	5,507	6,594
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(2,052)	(5,251)	(14,525)
Issuances of long-term debt	33,308	43,567	52,944
Repayments of long-term debt	(43,858)	(62,644)	(47,132)
Issuances of common shares		0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(15)	(13)	(145)
Other, net	(657)	3,535	1,044
Net cash provided by/(used in) financing activities	(14,253)	(12,112)	9,017
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	20	(837)	1,213
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(10,196)	(11,556)	28,812
Cash and due from banks at beginning of period	109,510	121,066	92,254
Cash and due from banks at end of period	99,314	109,510	121,066
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	(8,424)	7,840	9,618
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	11	0	(3,320)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	22,936	20,626	18,365
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Investments in subsidiaries and other investments	(99)	(206)	(355)
Proceeds from sale of other investments	540	488	2,067
Maturities of investment securities	278	104	199
(Increase)/decrease in loans	310	3,131	3,038
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(307)	(295)	(329)
Proceeds from sale of premises and equipment and other intangible assets	0	2	50
Other, net	5	41	27
Net cash provided by/(used in) investing activities	23,674	23,891	19,742
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(213)	191	20
Increase/(decrease) in short-term borrowings	(1,298)	(4,113)	(5,781)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(9,127)	(37,382)	(23,838)
Issuances of long-term debt	119,547	30,223	1
Repayments of long-term debt	(124,405)	(19,174)	(2,993)
Issuances of common shares		0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(2)	(9)	(1)
Other, net	(300)	(780)	(143)
Net cash provided by/(used in) financing activities	(15,798)	(31,044)	(32,735)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	30	(120)	67
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(518)	567	(3,308)
Cash and due from banks at beginning of period	3,058	2,491	5,799
Cash and due from banks at end of period	2,540	3,058	2,491
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities	20,835	(16,330)	17,390
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(375)	40	3,437
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(24,308)	(6,340)	(25,421)
Purchase of investment securities	(683)	(86)	(88)
Proceeds from sale of investment securities	255	14	14
Investments in subsidiaries and other investments	(447)	(888)	(1,002)
Proceeds from sale of other investments	1,230	1,479	(374)
Maturities of investment securities	575	318	164
(Increase)/decrease in loans	(14,011)	(17,910)	(7,259)
Proceeds from sale of loans	5,981	9,938	2,468
Capital expenditures for premises and equipment and other intangible assets	(682)	(655)	(835)
Proceeds from sale of premises and equipment and other intangible assets	80	58	5
Other, net	337	24	723
Net cash provided by/(used in) investing activities	(32,048)	(14,008)	(28,168)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	2,219	2,996	10,217
Increase/(decrease) in short-term borrowings	(1,687)	9,620	12,375
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,075	32,131	9,313
Issuances of long-term debt	(86,239)	13,344	52,943
Repayments of long-term debt	80,547	(43,470)	(44,139)
Issuances of common shares		0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(13)	(4)	(144)
Other, net	(357)	4,315	1,187
Net cash provided by/(used in) financing activities	1,545	18,932	41,752
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(10)	(717)	1,146
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(9,678)	(12,123)	32,120
Cash and due from banks at beginning of period	106,452	118,575	86,455
Cash and due from banks at end of period	96,774	106,452	118,575
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments	10	10	145
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments	SFr 6	SFr 14	SFr 41